UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2023 to December 31, 2023

MERCURY FINANCIAL LLC1
(Exact name of securitizer as specified in its charter)

Date of Report (Date of earliest event reported)	February 7, 2024

Commission File Number of securitizer:	025-03814

Central Index Key Number of securitizer:	0001731704

Jason Whiting, Chief Financial Officer (917) 297 3096
Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☒

☐	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of depositor:
Central Index Key Number of issuing entity (if applicable):
Central Index Key Number of underwriter (if applicable):

Name and telephone number, including area code, of the person to contact in connection with this filing.

1 Mercury Financial LLC, as securitizer, is filing this Form ABS-15G in respect of all asset-backed securities issued by it and its subsidiaries and outstanding during the reporting period that were not the subject of a filing on Form ABS-15G by an affiliated securitizer in the credit card asset class.

PART I – REPRESENTATION AND WARRANTY INFORMATION

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Pursuant to Rule 15Ga-1(c)(2)(ii), Mercury Financial LLC has indicated by check mark that there is no activity to report for the calendar year ended December 31, 2023.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: February 7, 2024

MERCURY FINANCIAL LLC (Securitizer)

By: Mercury Financial Intermediate LLC, its sole member

By: Mercury Financial Holdings LLC, its sole member

By:	/s/ Jason Whiting
Name:	Jason Whiting
Title:	Chief Financial Officer
(senior officer in charge of securitization)